Stanford's cash flows (Details) (USD $)	4 Months Ended
Apr. 30, 2011
Cash Flows from Investing Activities details
Payments to purchase oil and gas properties.	$ (176,000)
Capital contributions from shareholders details	206,000
Net Increase in Cash details	30,000
Cash at Beginning of Period details	0
Cash at End of Period details	$ 30,000